Jack-up rigs, impairment loss (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets		$ 77.1	$ 11.4	$ 0.0
MSS1
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets		18.4	0.0	0.0
Atla and Balder
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	$ 57.9	58.7	0.0	0.0
Eir
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets		$ 0.0	$ 11.4	$ 0.0